BUSINESS COMBINATION	6 Months Ended
Sep. 30, 2025
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 12 – BUSINESS COMBINATION

Acquisition of 2Lab3

On March 28, 2023, the Company acquired 100% equity interest of 2Lab3 with 1,375,000 Class A Ordinary Shares of the Company for investing with non-cash transactions. The Class A Ordinary Shares were valued at $5.15 per share. 2Lab3 is a company incorporated in Delaware of United States. It used to consulting, marketing, design, and software development services to empower its clients to adapt and thrive in the Web 3.0 era, and now has transitioned to developing AI-powered applications. The results of 2Lab3 have been included in the consolidated financial statements of the Company since the acquisition date of March 28, 2023.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified and contingent consideration as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were proprietary technology with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on the closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows:

Fair value of total consideration transferred:
Equity instrument (1.374 million Class A Ordinary Shares issued)	$7,081,250

Subtotal	$7,081,250

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	$1,897,214
Fair value of non-controlling interests	-
Goodwill*	$5,184,036

*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of developing AI-powered applications.

Acquisition of BW

On March 25, 2025, the Company acquired 51% equity interest of BW and its subsidiaries with total cash consideration of $22.44 million. BW is a company incorporated in New York, the United States and has no substantive operations other than holding all of the equity interest of Wookoo and Bomie. Wookoo is focus on e-commerce sales and Bomie US is focus on trading and providing E-commerce solutions. The acquisition has further strengthened the E-commerce network of the Company. The results of BW and its subsidiaries have been included in the consolidated financial statements of the Company since the acquisition date of March 25, 2025.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified and contingent consideration as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were customer relationships with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows:

Fair value of total consideration transferred:
Cash consideration	$22,440,000

Subtotal	$22,440,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$152,456
Current assets other than cash	665,180
Property, plant and equipment, net	24,856
Intangible asset – customer relationships	10,751,426
Operating lease assets	101,588
Current liabilities	(2,010,410)
Total identifiable net assets	$9,685,096
Fair value of non-controlling interests	4,745,697
Goodwill*	$17,500,601

*

The goodwill generated from the expected synergies from the cooperation of providing TikTok-related e-commerce solutions for customers, leveraging its network in the e-commerce industry and utilizing influencer collaboration, live-streaming sales, advertising campaigns, and data-driven strategic consulting to increased visibility and engagement with BW.

The business combination accounting is provisionally complete for all assets and liabilities acquired on the acquisition date and the Company will continue to evaluate the asset values within the 1-year timeframe according to ASC 805.